Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	May 30, 2019
Document Effective Date	May 31, 2019
Prospectus Date	May 31, 2019
Entity Inv Company Type	N-1A
Eaton Vance Floating-Rate Advantage Fund | Advisers Class
Risk/Return:
Trading Symbol	EVFAX
Eaton Vance Floating-Rate Advantage Fund | Class A
Risk/Return:
Trading Symbol	EAFAX
Eaton Vance Floating-Rate Advantage Fund | Class B
Risk/Return:
Trading Symbol	EBFAX
Eaton Vance Floating-Rate Advantage Fund | Class C
Risk/Return:
Trading Symbol	ECFAX
Eaton Vance Floating-Rate Advantage Fund | Class I
Risk/Return:
Trading Symbol	EIFAX
Eaton Vance Floating-Rate Advantage Fund | Class R6
Risk/Return:
Trading Symbol	EFRRX